Off-Balance Sheet Risk and Guarantees and Concentrations of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 1,124.8
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	21.1
Liability for insurance bonds issued on the company's behalf	$ 23.9